Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Computing Earnings (Loss) Per Share and the Effect on Income (Loss)	The following data show the amounts used in computing earnings (loss) per share and the effect on income (loss):

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands except share and per share data)	2026	2025	2026	2025

Basic earnings (loss) per share:
Income (loss) from continuing operations	$1,891,614	$(1,868)	$1,949,047	$(5,320)
Weighted-average number of shares outstanding	16,540,934	1,590,378	16,232,377	1,587,165
Basic earnings (loss) per share	$114.40	$(1.20)	$120.10	$(3.40)

For the three and six-month periods ended June 30, 2025, the Company reported a net loss. Accordingly, all potentially dilutive securities were excluded from the calculation of diluted loss per share, as their inclusion would have been anti-dilutive.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands except share and per share data)	2026	2025	2026	2025

Diluted earnings (loss) per share:
Weighted-average number of shares - basic	16,540,934	1,590,378	16,232,377	1,587,165
Effect of dilutive securities:
Weighted average number of stock options	-	-	-	-
Weighted average number of convertible debt	2,637,924	-	1,576,763	-
Weighted average number of restricted stock units	28,662	-	25,353	-
Weighted average number of warrants	125,944	-	125,944	-
Weighted-average number of shares – diluted	19,333,464	1,590,378	17,960,437	1,587,165
Diluted earnings (loss) per share	$97.80	$(1.20)	$108.50	$(3.40)

The following potential Ordinary Shares were excluded from the computation of diluted earnings (loss) per share because their effect would have been anti-dilutive.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands except share and per share data)	2026	2025	2026	2025

Anti-dilutive securities:
Weighted average number of Ordinary Shares issuable under convertible debt	-	-	-	-
Weighted average number of stock options	177,961	191,521	178,977	191,741
Weighted average number of restricted stock units	-	78,053	-	78,681
Weighted average number of warrants	249,765	608,919	369,078	609,380
Number of shares excluded from diluted earnings (loss) per share	427,726	878,493	548,055	879,802